Nature of Operations, Basis of Presentation and Significant Accounting Policies - Schedule of Cash Flow Supplemental Disclosures (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015	Jun. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Interest	$ 204,080			$ 189,470
Income taxes
Debt issued for acquisition of B&R Liquid Adventure	140,000		140,000
Common stock issued for acquisition of B&R Liquid Adventure	500,000		500,000
Warrants issued with convertible debt				18,154
Common stock issued for acquisition of Xing Beverage, LLC				6,995,000
Promissory note issued for acquisition of Xing Beverage, LLC				4,500,000
Convertible debt and accrued interest converted into shares of Series B Preferred stock				$ 225,872
Predecessor [Member]
Interest		$ 1,861				$ 5,169
Income taxes
Debt issued for acquisition of B&R Liquid Adventure
Common stock issued for acquisition of B&R Liquid Adventure
Warrants issued with convertible debt
Common stock issued for acquisition of Xing Beverage, LLC
Promissory note issued for acquisition of Xing Beverage, LLC
Convertible debt and accrued interest converted into shares of Series B Preferred stock